Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	IceCure Medical Ltd.
Trading Symbol	ICCM
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	35,780,335
Amendment Flag	false
Entity Central Index Key	0001584371
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40753
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	7 Ha’Eshel St.,
Entity Address, Address Line Two	PO Box 3163
Entity Address, City or Town	Caesarea
Entity Address, Postal Zip Code	3079504
Entity Address, Country	IL
Contact Personnel Name	Eyal Shamir
Title of 12(b) Security	Ordinary Shares, no par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1197
Auditor Name	Brightman Almagor Zohar & Co.
Auditor Location	Tel Aviv, Israel
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	7 Ha’Eshel St.,
Entity Address, Address Line Two	PO Box 3163
Entity Address, City or Town	Caesarea
Entity Address, Postal Zip Code	3079504
Entity Address, Country	IL
Contact Personnel Name	Eyal Shamir
City Area Code	+972
Local Phone Number	4.6230333